Inventories (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Inventory [Member]
Inventories [Line Items]
Cost of sales	$ 18,239,682	RM 74,372,301	RM 49,602,598